Retirement Benefit Schemes - Schedule of Defined Net (Liability)/Asset Recognised in Balance Sheets (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
– retirement benefit scheme liabilities	£ (1,239)	£ (1,524)
Retirement benefit assets	918	714
Surplus (deficit) in plan	(321)	(810)
Pension Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
– retirement benefit scheme liabilities	(702)	(897)
Retirement benefit assets	916	712
Surplus (deficit) in plan	214	(185)
Healthcare Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
– retirement benefit scheme liabilities	(537)	(627)
Retirement benefit assets	2	2
Surplus (deficit) in plan	£ (535)	£ (625)